OPERATING SEGMENTS	12 Months Ended
Jul. 31, 2025
OPERATING SEGMENTS
OPERATING SEGMENTS

9. OPERATING SEGMENTS

The Company operates in a single reportable operating segment – the acquisition, exploration, and evaluation of mineral property interests. The Company is currently focusing on the acquisition and exploration of mineral property interests in BC, Canada. The Company’s long-term assets are located only in Canada.